Note 45 Balances of consolidated income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit and loss related party transactions [Line Items]
Interest and other income related party transactions	€ 14	€ 21
Interest Expense Related Party Transactions	1	3
Fee And Commission Income Related Party Transactions	3	2
Fee And Commission Expense Related Party Transactions	€ 14	€ 26